2. Income Taxes - Quarterly	12 Months Ended
Dec. 31, 2013
2. Income Taxes

Note 2: Income Taxes

Due to the operating loss and the inability to recognize an income tax benefit there is no provision for current or deferred Federal or state income taxes for the period ended December 31, 2013.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for Federal and state income tax purposes.

The Company’s total deferred tax asset, calculated using Federal and state effective tax rates, as of December 31, 2013 is as follows:

Total Deferred Tax Asset	$29,240
Valuation Allowance	(29,240)
Net Deferred Tax Asset	—

The reconciliation of income taxes computed at the Federal statutory income tax rate to total income taxes for the period from inception through December 31, 2013 is as follows:

2013
Income tax computed at the Federal statutory rate	34%
State income tax, net of Federal tax benefit	0%
Total	34%
Valuation allowance	-34%
Total deferred tax asset	0%

Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased by approximately $29,240 for the period ended December 31, 2013.

As of December 31, 2013, the Company had a Federal and state net operating loss carry forward in the amount of approximately $86,000, which expires in the tax year 2033.

Quarterly Member
2. Income Taxes

Note 2: Income Taxes

Due to the operating loss and the inability to recognize an income tax benefit there is no provision for current or deferred Federal or state income taxes for the three months ended March 31, 2014.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for Federal and state income tax purposes.

The Company’s total deferred tax asset, calculated using Federal and state effective tax rates, as of March 31, 2014 is as follows:

Total Deferred Tax Asset	$72,000
Valuation Allowance	(72,000)
Net Deferred Tax Asset	—

The reconciliation of income taxes computed at the Federal statutory income tax rate to total income taxes for the period ended March 31, 2014 is as follows:

2014
Income tax computed at the Federal statutory rate	34%
State income tax, net of Federal tax benefit	0%
Total	34%
Valuation allowance	-34%
Total deferred tax asset	0%

Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased by approximately $43,000 for the three months ended March 31, 2014.

As of March 31, 2014, the Company had a Federal and state net operating loss carry forward in the amount of approximately $212,000, which expires in the tax year 2034.